Employee Future Benefits - Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions (Parenthetical) (Detail) - U.S. [member]	12 Months Ended
Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in mortality rates	10.00%
Male [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	9 months 18 days
Female [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in life expectancy due to decrease in mortality rate	9 months 18 days